3. Loans (Details 2) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Non-accrual loans
Non-accrual loans	$ 3,758	$ 3,553
Construction and land development
Non-accrual loans
Non-accrual loans	0	0
Single-family residential
Non-accrual loans
Non-accrual loans	1,266	1,378
Single-family residential - Banco de la Gente Non-traditional
Non-accrual loans
Non-accrual loans	1,709	1,764
Commercial
Non-accrual loans
Non-accrual loans	440	256
Multifamily and Farmland
Non-accrual loans
Non-accrual loans	117	0
Total real estate loans
Non-accrual loans
Non-accrual loans	3,532	3,398
Commercial loans (not secured by real estate)
Non-accrual loans
Non-accrual loans	212	122
Consumer loans (not secured by real estate)
Non-accrual loans
Non-accrual loans	$ 14	$ 33